Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 18,566	$ 14,889
Pool receivables from affiliates, net (note 14e)	4,360	11,057
Accounts receivable	2,185	2,342
Interest receivable on investment in term loans (note 5)	1,754	1,811
Due from affiliates (note 14c)	166,346	57,668
Prepaid expenses	6,259	5,012
Other current assets	308	146
Total current assets	199,778	92,925
Vessels and equipment
At cost, less accumulated depreciation of $391.6 million (2010-$317.1 million)	1,310,496	1,435,478
Investment in term loans (note 5)	116,844	116,014
Loan to joint venture (note 6)	9,830	9,830
Other non-current assets	4,521	4,882
Goodwill (note 7)		19,294
Total assets	1,641,469	1,678,423
Current
Accounts payable	4,364	3,994
Accrued liabilities (notes 8 and 14c)	14,527	16,523
Current portion of long-term debt (note 9)	26,268	20,365
Current portion of derivative instruments (note 10)	6,652	11,463
Deferred revenue	3,709	6,401
Due to affiliates (note 14c)	91,200	270,718
Other current liabilities	115	277
Total current liabilities	146,835	329,741
Long-term debt (note 9)	882,462	867,718
Derivative instruments (note 10)	28,559	34,986
Other long-term liabilities (note 11)	5,449	5,187
Total liabilities	1,063,305	1,237,632
Commitments and contingencies (notes 6,10 and 15)
Equity
Common stock and additional paid-in capital (300 million shares authorized, 49.4 million Class A and 12.5 million Class B shares issued and outstanding as of December 31, 2011 and 39.5 million Class A and 12.5 million Class B shares issued and outstanding as of December 31, 2010) (notes 3, 13 and 20)	588,441	481,336
Accumulated deficit	(99,070)	(38,647)
Dropdown Predecessor equity (deficit) (note 1)	88,793	(1,898)
Total equity	578,164	440,791
Total liabilities and equity	$ 1,641,469	$ 1,678,423